Prepayments and Other Current Assets - Schedule of Prepayments and Other Current Assets (Parenthetical) (Details) - USD ($)	Dec. 31, 2023	Mar. 31, 2023	Mar. 31, 2022
Prepaid Expense And Other Assets Current [Line Item]
Net of doubtful advances	$ 229,229	$ 225,495	$ 244,540
Advances to suppliers	2,733,380	826,057	480,810
Advances to suppliers include related party	76,507	0	4,828
Advances to employees	144,252	55,753	59,277
Advances to employees include related party	9,798	28,516	$ 27,329
Other advances to related party current		53,362
Other advances current		116,523
Loans and advances to related parties	$ 344,914	$ 0